Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of Share Capital
	June 30, 2025	June 30, 2025	December 31, 2024	December 31, 2024
	Par Value Per Share	Number of shares	Par Value Per Share	Number of shares
	USD		USD
Share capital
Authorized shares
Class A Ordinary Shares	0.00001	250,000,000	0.00001	250,000,000
Class B Ordinary Shares	0.00001	100,000,000	0.00001	100,000,000

Issued and outstanding shares
Class A Ordinary Shares	0.00001	1,622,685	0.00001	-
Class B Ordinary Shares	0.00001	20,311,112	0.00001	20,888,886